EQUITY AND SHARE BASED PAYMENTS (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Schedule of Information in Respect of Options and Restricted Shares Granted
Information in respect of options and restricted shares granted under the Plan:

	Through December 31, 2017
	Number of options	Number of RSAs
Granted	31,304,207	4,298,768
Shares issued upon exercises and vesting	(6,430,589)	(1,617,518)
Cancelled upon net exercises, expiration and forfeitures	(16,165,135)	(1,336,953)
Outstanding	8,708,483	1,344,297
Of which:
Exercisable	5,190,586	26,556
Vest in 2018	2,502,089	891,309
Vest in 2019	667,254	280,115
Vest in 2020	348,554	146,317

Schedule of Options and RSAs Status Summary
Options and RSAs status summary as of December 31, 2015, 2016 and 2017 and the changes therein during the years ended on those dates:

	Year ended December 31
	2015		2016		2017
	Number	Weighted average exercise price	Number	Weighted average exercise price	Number	Weighted average exercise price
Share Options:		NIS		NIS		NIS
Outstanding at the beginning of the year	8,962,116	32.08	12,686,317	29.52	11,285,901	29.14
Granted during the year	5,519,031	17.41	998,433	18.14	1,201,358	19.45
Exercised during the year	(32,880)	13.12	(284,251)	15.74	(1,906,991)	17.38
Forfeited during the year	(1,459,215)	28.7	(1,219,648)	20.58	(988,566)	22.91
Expired during the year	(302,735)	58.61	(894,950)	38.16	(883,219)	43.10
Outstanding at the end of the year	12,686,317	29.52	11,285,901	29.14	8,708,483	29.67
Exercisable at the end of the year	4,615,076	45.97	5,912,904	37.77	5,190,586	36.66
Shares issued during the year due exercises	8,496		47,484		319,259

RSAs:
Outstanding at the beginning of the year	1,589,990		2,900,626		1,955,414
Granted during the year	1,779,596		417,176		507,146
Vested during the year	(6,015)		(858,397)		(753,106)
Forfeited during the year	(462,945)		(503,991)		(365,157)
Outstanding at the end of the year	2,900,626		1,955,414		1,344,297

	Options granted in 2015	Options granted in 2016	Options granted in 2017
Weighted average fair value of options granted using the
Black & Scholes option-pricing model – per option (NIS)	5.37	5.02	5.43
The above fair value is estimated on the grant date based on the following weighted average assumptions:
Expected volatility	39.28%	39.5%	37.6%
Risk-free interest rate	0.54%	0.54%	0.53%
Expected life (years)	3	3	3
Dividend yield	*	*	*

*   Due to the Full Dividend Mechanism the expected dividend yield used in the fair value determination of such options was 0% for the purpose of using the Black & Scholes option-pricing model.

Schedule of Information About Outstanding Options by Expiry Dates
Share options oustanding as of December 31, 2017 have the following expiry dates and exercise prices:

Expire in	Number of share options	Weighted average exercise price in NIS
2018	371,687	25.55
2019	1,191,771	49.77
2020	2,324,841	37.66
2021	2,947,959	21.69
2022	826,533	21.66
2023	1,045,692	19.26
	8,708,483	29.67